FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Total assets	$ 1,370,557	$ 850,777
Total liabilities	2,333,793	2,343,136
Argentina, Pesos
Disclosure of subsidiaries [line items]
Total assets	72,275	75,368
Total liabilities	237,684	132,595
Net position	(165,409)	(57,227)
Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Total assets	117,532	70,084
Total liabilities	53,396	54,095
Net position	64,136	15,989
Chile, Pesos
Disclosure of subsidiaries [line items]
Total assets	594,858	235,938
Total liabilities	862,056	864,144
Net position	(267,198)	(628,206)
Colombia, Pesos
Disclosure of subsidiaries [line items]
Total assets	8,598	3,791
Total liabilities	9,971	5,207
Net position	(1,373)	(1,416)
Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Total assets	80,756	70,786
Total liabilities	100,092	83,083
Net position	(19,336)	(12,297)
United States of America, Dollars
Disclosure of subsidiaries [line items]
Total assets	76,458	181,706
Total liabilities	967,148	1,132,067
Net position	(890,690)	(950,361)
Other currency
Disclosure of subsidiaries [line items]
Total assets	420,080	213,104
Total liabilities	103,446	71,945
Net position	$ 316,634	$ 141,159